Guarantee commitments to third parties and contingent liabilities (Details) € in Thousands, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2021 EUR (€)	Mar. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) case employee	Dec. 31, 2016 item	Dec. 31, 2021 USD ($)
Guarantee commitments to third parties and other contingent assets and liabilities
Bank guarantees commitments to third parties			$ 7,905		$ 11,948
Statutory maximum penalty per day per violation, from April, 2013 to December 2021
Guarantee commitments to third parties and other contingent assets and liabilities
Statutory maximum penalty per day per violation of standard provisions			93,750
Statutory maximum penalty per day per violation, after December 2021
Guarantee commitments to third parties and other contingent assets and liabilities
Statutory maximum penalty per day per violation of standard provisions			109,024
Stamp Tax Litigation
Guarantee commitments to third parties and other contingent assets and liabilities
Loss contingency tax reassessment | €	€ 1,400
Loss contingency tax penalty | €	€ 600
Stamp Tax Litigation | Minimum
Guarantee commitments to third parties and other contingent assets and liabilities
Loss contingency period	2 years
Stamp Tax Litigation | Maximum
Guarantee commitments to third parties and other contingent assets and liabilities
Loss contingency period	4 years
Asbestos-related claims
Guarantee commitments to third parties and other contingent assets and liabilities
Accrued amount			$ 955		$ 1,143
Number of employees | employee			100
Loss contingency claims settled percentage			75.00%
Number of grave cases | case			3
Other environment related contingent liability
Guarantee commitments to third parties and other contingent assets and liabilities
Accrued amount			$ 2,800
Number of notices of violations | item				2
Globe Metallurgical Selma, Alabama, Facility Litigation
Guarantee commitments to third parties and other contingent assets and liabilities
Number of employees impacted | employee		2
Insurance settled and paid for claims		$ 18,000